Note 4 - Loans and Leases - Summary of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 USD ($)
Number of modifications	0	3
Recorded investment		$ 1,295
Allowance for loan and lease losses allocated		$ 342
Commercial and Multi-Family Real Estate [Member]
Number of modifications		2
Recorded investment		$ 545
Allowance for loan and lease losses allocated
Commercial Portfolio Segment [Member]
Number of modifications		1
Recorded investment		$ 750
Allowance for loan and lease losses allocated		$ 342